Trade and Other Receivables (Details) - USD ($) $ in Thousands	Dec. 31, 2023	Dec. 31, 2022
Trade and other receivables
Trade receivables	$ 6,957	$ 3,207
VAT receivable	1,249	832
Accrued income	10,372	8,647
Insurance claims	5,117	1,444
Other receivables	13,023	8,767
Total	36,718	22,897
Accumulated impairment
Trade and other receivables
Total	$ 0	$ 0